UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ              May 13, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $408,081
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                 Redwood Capital Management, LLC
                                                          March 31, 2011
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------------   -----       --------  -------    --- ----  ----------  --------  ----    ------ ----
AETNA INC NEW                  COM              00817Y108    1,123       30,000  SH        SOLE       NONE          30,000
BAXTER INTL INC                COM              071813109   16,131      300,000  SH        SOLE       NONE         300,000
CENTRAL PAC FINL CORP          COM NEW          154760409   16,640      800,000  SH        SOLE       NONE         800,000
CIGNA CORP                     COM              125509109   26,568      600,000  SH        SOLE       NONE         600,000
CISCO SYS INC                  COM              17275R102    3,430      200,000  SH        SOLE       NONE         200,000
CITIGROUP INC                  COM              172967101   13,260    3,000,000  SH        SOLE       NONE       3,000,000
COMTECH TELECOMMUNICATIONS C   COM NEW          205826209    1,315       48,325  SH        SOLE       NONE          48,325
CVS CAREMARK CORPORATION       COM              126650100   15,444      450,000  SH        SOLE       NONE         450,000
DANA HLDG CORP                 COM              235825205    3,478      200,000  SH        SOLE       NONE         200,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    1,605       50,000  SH        SOLE       NONE         103,892
GAMESTOP CORP NEW              CL A             36467W109   20,268      900,000  SH        SOLE       NONE         900,000
GENERAL MTRS CO                COM              37045V100   10,861      350,000  SH        SOLE       NONE         350,000
GENERAL MTRS CO                JR PFD CNV SRB   37045V209      964       20,000  SH        SOLE       NONE          20,000
HEADWATERS INC                 COM              42210P102    3,572      605,400  SH        SOLE       NONE         605,400
HEWLETT PACKARD CO             COM              428236103    6,146      150,000  SH        SOLE       NONE         150,000
JPMORGAN CHASE & CO            COM              46625H100   18,440      400,000  SH        SOLE       NONE         400,000
LEAR CORP                      COM NEW          521865204   27,015      552,800  SH        SOLE       NONE         552,800
MACYS INC                      COM              55616P104   27,899    1,150,000  SH        SOLE       NONE       1,150,000
MERCER INTL INC                COM              588056101   13,550    1,000,000  SH        SOLE       NONE       1,000,000
METLIFE INC                    COM              59156R108   17,892      400,000  SH        SOLE       NONE         400,000
NAVISTAR INTL CORP NEW         COM              63934E108   35,497      512,000  SH        SOLE       NONE         512,000
NORTEL INVERSORA S A           SPON ADR PFD B   656567401   12,778      442,435  SH        SOLE       NONE         442,435
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713   30,685    1,560,000  SH        SOLE       NONE       1,560,000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739   11,410      651,600  SH        SOLE       NONE         651,600
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    6,993      389,800  SH        SOLE       NONE         389,800
SMURFIT-STONE CONTAINER CORP   COM              83272A104    4,553      117,800  SH        SOLE       NONE         117,800
SPRINT NEXTEL CORP             COM SER 1        852061100    5,104    1,100,000  SH        SOLE       NONE       1,100,000
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101    4,020      150,000  SH        SOLE       NONE         150,000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    7,526      150,000  SH        SOLE       NONE         150,000
TPC GROUP INC                  COM              89236Y104    9,183      318,078  SH        SOLE       NONE         318,078
UNITED CONTL HLDGS INC         COM              910047109   13,794      600,000  SH        SOLE       NONE         600,000
WELLPOINT INC                  COM              94973V107   20,937      300,000  SH        SOLE       NONE         300,000

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